Lease Commitments (Schedule Of Future Minimum Lease Payments For Premises And Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2013	$ 462
2014	392
2015	324
2016	259
2017	184
Thereafter	1,637
Total	$ 3,258